Absolute Flexible Fund
Schedule of Investments (Unaudited)
June 30, 2023
1
Absolute Funds
Principal Security Description Rate Maturity Value
Long Positions - 102.9%
Corporate Convertible Bonds - 90.1%
Communication Services - 13.9%
1,250,000 Infinera Corp. 2.50  03/01/27 $ 1,161,894
1,000,000 Q2 Holdings, Inc. 0.13  11/15/25 870,377
1,000,000 TechTarget, Inc.
(a)
4.95 -
5.66  12/15/26 784,755
890,000 Upwork, Inc. 0.25  08/15/26 725,249
3,542,275
Consumer Discretionary - 5.0%
750,000 Fisker, Inc.
(b)
2.50  09/15/26 345,097
1,000,000 IMAX Corp. 0.50  04/01/26 918,800
1,263,897
Energy - 5.2%
1,000,000 Helix Energy Solutions Group, Inc. 6.75  02/15/26 1,326,000
Health Care - 15.0%
1,000,000 Accuray, Inc. 3.75  06/01/26 980,000
500,000 Bridgebio Pharma, Inc. 2.25  02/01/29 309,439
42,000 Insmed, Inc. 0.75  06/01/28 35,437
1,000,000 NextGen Healthcare, Inc.
(b)
3.75  11/15/27 974,500
500,000 NuVasive, Inc. 0.38  03/15/25 452,500
1,150,000 PetIQ, Inc. 4.00  06/01/26 1,065,159
3,817,035
Industrials - 13.3%
1,000,000 CryoPort, Inc.
(b)
0.75  12/01/26 800,042
400,000 GoPro, Inc. 1.25  11/15/25 355,000
1,000,000 Itron, Inc.
(a)
5.44 -
5.53  03/15/26 891,875
632,000 John Bean Technologies Corp. 0.25  05/15/26 602,612
1,000,000 Xometry, Inc. 1.00  02/01/27 756,500
3,406,029
Information Technology - 37.7%
700,000 Altair Engineering, Inc.
(b)
1.75  06/15/27 851,550
1,100,000 Alteryx, Inc. 1.00  08/01/26 929,500
1,000,000 Bandwidth, Inc. 0.25  03/01/26 791,413
1,057,000 Bentley Systems, Inc. 0.38  07/01/27 959,756
1,000,000 Confluent, Inc.
(a)
6.45  01/15/27 835,274
1,000,000 Dropbox, Inc.
(a)
2.33 -
3.38  03/01/26 947,500
1,000,000 Envestnet, Inc. 0.75  08/15/25 922,500
500,000 Fastly, Inc.
(a)
8.43  03/15/26 414,750
500,000 Five9, Inc. 0.50  06/01/25 483,250
1,000,000 Magnite, Inc. 0.25  03/15/26 851,000
1,000,000 Perficient, Inc. 0.13  11/15/26 825,088
1,246,000 Veritone, Inc. 1.75  11/15/26 816,049
9,627,630
Total Corporate Convertible Bonds (Cost $22,407,901) 22,982,866
Shares Security Description Value
Money Market Fund - 12.8%
3,257,160 First American Treasury Obligations Fund, Class X, 5.04%
(c)
(Cost $3,257,160) 3,257,160
Total Long Positions - 102.9% (Cost $25,665,061) 26,240,026
Total Short Positions - (14.1)% (Proceeds $(3,448,117)) (3,608,500)
Other Assets & Liabilities, Net - 11.2% 2,876,829
Net Assets - 100.0% $ 25,508,355

Absolute Flexible Fund
Schedule of Securities Sold Short (Unaudited)
June 30, 2023
2
Absolute Funds
Shares Security Description Value
Short Positions - (14.1)%
Common Stock - (14.1)%
Communication Services - (1.7)%
(65,360) Infinera Corp. $ (315,689)
(800) Q2 Holdings, Inc. (24,720)
(3,000) TechTarget, Inc. (93,390)
(433,799)
Consumer Discretionary - (1.3)%
(10,000) Fisker, Inc. (56,400)
(14,350) IMAX Corp. (243,807)
(4,350) Upwork, Inc. (40,629)
(340,836)
Energy - (1.2)%
(43,345) Helix Energy Solutions Group, Inc. (319,886)
Health Care - (3.0)%
(50,000) Accuray, Inc. (193,500)
(2,450) Bridgebio Pharma, Inc. (42,140)
(21,800) NextGen Healthcare, Inc. (353,596)
(11,400) PetIQ, Inc. (172,938)
(762,174)
Industrials - (2.1)%
(1,876) CryoPort, Inc. (32,361)
(2,415) Itron, Inc. (174,121)
(1,400) John Bean Technologies Corp. (169,820)
(7,120) Xometry, Inc., Class A (150,802)
(527,104)
Information Technology - (4.8)%
(5,900) Altair Engineering, Inc., Class A (447,456)
(1,000) Alteryx, Inc., Class A (45,400)
(3,000) Bentley Systems, Inc., Class B (162,690)
(1,600) Confluent, Inc., Class A (56,496)
(7,230) Dropbox, Inc., Class A (192,824)
(2,000) Envestnet, Inc. (118,700)
(500) Fastly, Inc., Class A (7,885)
(1,000) Five9, Inc. (82,450)
(600) Magnite, Inc. (8,190)
(730) Perficient, Inc. (60,831)
(10,658) Veritone, Inc. (41,779)
(1,224,701)
Total Common Stock (Proceeds $(3,448,117)) (3,608,500)
Total Short Positions - (14.1)% (Proceeds $(3,448,117)) $ (3,608,500)

Absolute Flexible Fund
Notes to Schedule of Investments and Securities Sold Short (Unaudited)
June 30, 2023
3
Absolute Funds
The following is a summary of the inputs used to value the Fund's investments and other financial instruments and liabilities as of June 30, 2023.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the
Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS
WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION
ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.
(a)
Zero coupon bond. Interest rate presented is yield to maturity.
(b)
Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $2,971,189 or 11.7% of net assets.
(c)
Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.
Level 1 Level 2 Level 3 Total
Assets
Investments at Value
Corporate Convertible Bonds $ – $ 22,982,866 $ – $ 22,982,866
Money Market Fund – 3,257,160 – 3,257,160
Investments at Value $ – $ 26,240,026 $ – $ 26,240,026
Total Assets $ – $ 26,240,026 $ – $ 26,240,026
Liabilities
Securities Sold Short
Common Stock $ (3,608,500) $ – $ – $ (3,608,500)
Securities Sold Short $ (3,608,500) $ – $ – $ (3,608,500)
Total Liabilities $ (3,608,500) $ – $ – $ (3,608,500)